LEASE OBLIGATIONS - Lease Information (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
LEASE OBLIGATIONS
Lease obligations	$ 241.0	$ 246.4
Less: Interest	49.8	54.3
Lease obligations	191.2	192.1
Less: Current portion	37.5	33.2
Noncurrent portion of lease obligations	$ 153.7	$ 158.9